Income Taxes - Summary of Reconciliation of Federal Statutory Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%
State and local taxes, net of federal benefit	5.22%	7.68%
Foreign rate differential	0.10%	(0.27%)
Unrealized gain on Seller's Earn-Out and warrants valuation	(22.06%)	0.00%
Non-deductible transaction costs	3.95%	0.00%
Permanent items	2.00%	1.18%
Research and development credits	(1.27%)	(2.96%)
Equity option forfeitures	0.05%	1.38%
Write-off of 162(m) limited stock options	3.29%	0.00%
Change in valuation allowance	0.64%	1.20%
State FIN 48	(1.12%)	0.14%
Other	(0.09%)	0.00%
Effective tax rate	11.71%	29.35%